LORD ABBETT GLOBAL FUND, INC.
90 Hudson Street
Jersey City, New Jersey 07302-3973

May 2, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re: Lord Abbett Global Fund, Inc. (the “Registrant”)
1933 Act File No. 033-20309
1940 Act File No. 811-05476

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on April 25, 2022; and

2. the text of Post-Effective Amendment No. 66, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on April 25, 2022.

Sincerely,

/s/Pamela P. Chen
Pamela P. Chen
Vice President and Assistant Secretary
Lord Abbett Funds